Share-based Compensation - Schedule of stock option activity (Details)	12 Months Ended
	Jul. 31, 2021 Share $ / shares	Jul. 31, 2020 Share $ / shares
Share Capital [Abstract]
Number of options, Opening balance | Share	7,503,691	6,072,245
Weighted average exercise price, Opening balance | $ / shares	$ 16.30	$ 23.48
Options Granted | Share	5,273,906	2,986,507
Weighted average exercise price, Granted | $ / shares	$ 5.21	$ 6.48
Replacement options issued | Share	905,902	0
Weighted average exercise price, replacement options issued | $ / shares	$ 3.81	$ 0
Options Forfeited | Share	(630,473)	(1,145,610)
Weighted average exercise price, Forfeited | $ / shares	$ 12.80	$ 22.20
Options Expired | Share	(624,832)	(380,318)
Weighted average exercise price, Expired | $ / shares	$ 25.95	$ 36.64
Options Exercised | Share	(410,051)	(29,133)
Weighted average exercise price, Exercised | $ / shares	$ 3.00	$ 4.60
Number of options, Closing balance | Share	12,018,143	7,503,691
Weighted average exercise price, Closing balance | $ / shares	$ 10.63	$ 16.30